SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale [Table Text Block]
	As of December 31, 2018
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale debt securities	50,000	-	-	50,000